Trade Payables and Accruals	12 Months Ended
Jan. 31, 2025
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Trade Payables and Accruals
12.	TRADE PAYABLES AND ACCRUALS
The Company’s trade payables and accruals were as follows, as at:

	January 31, 2025	January 31, 2024
Trade payables	$829.4	$1,026.8
Wages and related employee accruals	114.3	128.2
Other accruals	278.4	295.4
Total trade payables and accruals	$1,222.1	$1,450.4